PGIM Jennison Natural Resources Fund
Schedule of Investments as of July 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 97.6%
Common Stocks
Agricultural Products 2.1%
Bunge Global SA	71,747	$7,549,937
Darling Ingredients, Inc.*	203,944	8,102,695
		15,652,632
Aluminum 1.6%
Alcoa Corp.	349,049	11,532,579
Coal & Consumable Fuels 3.9%
Cameco Corp. (Canada)	636,877	28,971,535
Construction & Engineering 1.1%
Ameresco, Inc. (Class A Stock)*(a)	249,327	7,871,253
Copper 6.9%
ERO Copper Corp. (Brazil)*	1,308,085	25,580,918
Freeport-McMoRan, Inc.	156,387	7,101,534
Lundin Mining Corp. (Chile)	1,799,749	18,171,514
		50,853,966
Diversified Metals & Mining 11.5%
Anglo American PLC (South Africa)	115,431	3,499,443
Glencore PLC (Australia)	3,007,541	16,688,368
Hudbay Minerals, Inc. (Canada)	2,686,527	22,416,102
Ivanhoe Electric, Inc.*(a)	618,061	6,131,165
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	2,252,281	29,445,313
Lifezone Metals Ltd. (United Kingdom)*	452,817	3,572,726
Solaris Resources, Inc. (Canada)*	1,036,340	2,582,124
		84,335,241
Electrical Components & Equipment 1.2%
Freyr Battery, Inc. (Norway)*(a)	1,217,356	2,191,241
NEXTracker, Inc. (Class A Stock)*	135,092	6,638,421
		8,829,662
Fertilizers & Agricultural Chemicals 2.4%
CF Industries Holdings, Inc.	89,256	6,818,266
Corteva, Inc.	195,483	10,966,596
		17,784,862

PGIM Jennison Natural Resources Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Gold 11.3%
Agnico Eagle Mines Ltd. (Canada)	490,268	$37,833,982
Barrick Gold Corp. (Canada)	1,127,155	20,863,639
Endeavour Mining PLC (Burkina Faso)	908,875	19,999,002
Osisko Mining, Inc. (Canada)*	1,821,975	4,315,256
		83,011,879
Industrial Machinery 1.5%
Chart Industries, Inc.*(a)	69,834	11,248,861
Integrated Oil & Gas 11.5%
Exxon Mobil Corp.	203,111	24,086,933
Shell PLC, ADR	507,815	37,182,214
TotalEnergies SE (France), ADR(a)	341,379	23,138,669
		84,407,816
Oil & Gas Drilling 0.6%
Transocean Ltd.*(a)	719,850	4,167,932
Oil & Gas Equipment & Services 15.1%
Cactus, Inc. (Class A Stock)	174,521	11,015,765
Expro Group Holdings NV*	683,211	15,864,159
Technip Energies NV (France)	582,926	14,850,909
TechnipFMC PLC (United Kingdom)	1,106,282	32,635,319
Vallourec SACA (France)*(a)	786,134	12,710,716
Weatherford International PLC*	200,260	23,602,644
		110,679,512
Oil & Gas Exploration & Production 19.5%
ARC Resources Ltd. (Canada)	540,477	9,352,113
California Resources Corp.	128,641	6,617,293
Chesapeake Energy Corp.(a)	182,676	13,943,659
Chord Energy Corp.	88,289	15,155,690
ConocoPhillips	167,253	18,598,534
Diamondback Energy, Inc.	189,746	38,387,513
Hess Corp.	24,772	3,800,520
Kosmos Energy Ltd. (Ghana)*	2,005,590	11,090,913
Ovintiv, Inc.	167,962	7,800,155
Permian Resources Corp.	1,123,523	17,234,843

PGIM Jennison Natural Resources Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil & Gas Exploration & Production (cont’d.)
Sintana Energy, Inc. (Canada)*	637,992	$559,135
Sintana Energy, Inc. (Canada), Reg D (original cost $20,701,233; purchased 06/03/11)*(f)	1,304,999	1,143,700
		143,684,068
Oil & Gas Refining & Marketing 3.2%
Valero Energy Corp.	147,421	23,840,924
Oil & Gas Storage & Transportation 3.3%
Cheniere Energy, Inc.	74,246	13,560,290
Williams Cos., Inc. (The)	249,412	10,709,751
		24,270,041
Precious Metals & Minerals 0.0%
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement (original cost $4,469,143; purchased 11/27/07)*^(f)	523,100	13,449
Semiconductors 0.9%
First Solar, Inc.*	31,830	6,874,962

Total Long-Term Investments (cost $552,972,527)		718,031,174

Short-Term Investments 11.3%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.561%)(wb)	18,394,681	18,394,681
PGIM Institutional Money Market Fund (7-day effective yield 5.606%) (cost $65,055,758; includes $64,722,825 of cash collateral for securities on loan)(b)(wb)	65,144,965	65,105,878

Total Short-Term Investments (cost $83,450,439)		83,500,559

TOTAL INVESTMENTS 108.9% (cost $636,422,966)		801,531,733
Liabilities in excess of other assets (8.9)%		(65,678,520)

Net Assets 100.0%		$735,853,213

PGIM Jennison Natural Resources Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
Reg D—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $13,449 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $64,040,541; cash collateral of $64,722,825 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $25,170,376. The aggregate value of $1,157,149 is 0.2% of net assets.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
4